SHARE-BASED COMPENSATION PLAN (Tables)	6 Months Ended
Jun. 30, 2021
SHARE-BASED COMPENSATION PLAN
Schedule of changes in long term compensation plans

	June 30,	December 31,
	2021	2020

	Number of outstanding options
Beginning balance	5,772,356	5,996,437
Granted during of the period	1,871,944	1,770,384
Exercised (1)	(1,057,087)	(1,789,413)
Exercised due to resignation (1)	(47,328)	(21,253)
Abandoned / prescribed due to resignation	(260,886)	(183,799)
Ending balance	6,278,999	5,772,356
1)	The average price for share options exercised and exercised due to termination of employment, for the six-month period ended June 30, 2021 was R$60,30 (sixty Brazilian Reais and thirty cents) (R$43.14 (forty-three Brazilian Reais and fourteen cents) as of December 31, 2020).

Summary of activity for common stock options

		Deadline for the
		options to become	Price on			Restricted year for
Program	Date of grant	exercisable	grant date		Shares Granted	transfer of shares
Program 4	01/02/2018	01/02/2019	R$	39.10	130,435	01/02/2022
Program 2020	01/02/2020	01/02/2021	R$	51.70	106,601	01/02/2024

Schedule of amounts corresponding to services received and recognized

	Liabilities and Equity		Statement of income and Equity
	June 30,	December 31,	June 30,	June 30,
	2021	2020	2021	2020
Non-current liabilities
Provision for phantom stock plan	212,500	195,135	(77,253)	(49,143)
Equity
Stock option granted	13,033	10,612	(2,421)	(1,480)
Total general and administrative expenses from share-based transactions			(79,674)	(50,623)